Loan receivables	12 Months Ended
Dec. 31, 2017
Loan Receivables
15. Loan receivables

The total loan to customers is comprised of the following:

	As at December 31,
	2016	2017
	RMB’000	RMB’000

Loan receivables at amortized cost	697,074	818,114

Less: impairment loss allowance
Collectively assessed	(9,521)	(11,684)
Individually assessed	(12,212)	(15,040)
	(21,733)	(26,724)

Loan receivables , net	675,341	791,390

The Group originates loans to customers located primarily in Wuhan City, Hubei Province. This geographic concentration of credit exposes the Group to a higher degree of risk associated with this economic region.

The following table presents loans and advances to customers at amortized cost by type of loans:

	As of December 31, 2016			As of December 31, 2017
	Gross carrying amount	Expected credit loss allowance	Carrying amount	Gross carrying amount	Expected credit loss allowance	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Business loans	279,219	(6,927)	272,292	307,579	(8,355)	299,224
Personal loans	417,855	(14,806)	403,049	510,535	(18,369)	492,166
Total	697,074	(21,733)	675,341	818,114	(26,724)	791,390